Fair Value Measurements - Schedule of Warrant Liabilities, Change In Using Black Scholes to Monte Carlo Simulation Assumptions (Details)	Mar. 31, 2020 Integer $ / shares shares	Mar. 30, 2020 $ / shares shares	Dec. 31, 2019 Integer $ / shares shares	Dec. 31, 2018 $ / shares shares
Exercise Price	$ 5.00	$ 7.74	$ 0.75	$ 0.75
Stock price - subsidiary			$ 0.02	$ 0.22
Discount applied			0.00%	50.00%
Fair value of stock price			$ 0.00	$ 0.09
Fair value assumption, warrant Contractual term (years)		5 years
Number of subsidiary warrants outstanding | shares		142,118	48,904,037	48,904,037
Minimum [Member]
Fair value of underlying common shares	4.78
Maximum [Member]
Fair value of underlying common shares	$ 4.97
Risk Free Interest Rate [Member]
Fair value of warrant liability, measurement input, percentage			1.62	2.49
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value of warrant liability, measurement input, percentage | Integer	0.14
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value of warrant liability, measurement input, percentage | Integer	0.66
Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)			3 years 29 days	4 years 29 days
Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage	0.00		0.00	0.00
Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage			83.7	86.5
Expected Volatility [Member] | Minimum [Member]
Fair value of warrant liability, measurement input, percentage | Integer	52.6
Expected Volatility [Member] | Maximum [Member]
Fair value of warrant liability, measurement input, percentage | Integer	52.8
Subsidiary Warrant Liability [Member]
Exercise Price	$ 0.75		$ 0.75
Stock price - subsidiary	$ 0.03		$ 0.02
Discount applied	0.00%		0.00%
Fair value of stock price	$ 0.00		$ 0.00
Number of subsidiary warrants outstanding | shares	48,904,037		48,904,037
Subsidiary Warrant Liability [Member] | Risk Free Interest Rate [Member]
Fair value of warrant liability, measurement input, percentage | Integer	0.28		1.62
Subsidiary Warrant Liability [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)	2 years 9 months 29 days		3 years 29 days
Subsidiary Warrant Liability [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage | Integer	0		0
Subsidiary Warrant Liability [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage | Integer	83.7		83.7